NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Stripe Capital Loans

On October 7, 2025, the Company entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $123,400 with a fixed interest fee of $12,957, which was recognized as a debt discount, for a total repayment amount of $136,357 (the “First Stripe Capital Loan”). The First Stripe Capital Loan was secured by substantially all of the assets of the Company. The Stripe Capital Loan was repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $15,151 every 60 days.

On December 11, 2025, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $153,500 and a fixed interest fee of $14,736, which was recognized as a debt discount, for a total repayment amount of $168,236 (the “Second Stripe Capital Loan”). The Second Stripe Capital Loan was secured by substantially all of the assets of the Company. The Second Stripe Capital Loan is repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $18,693 every 60 days.

On February 6, 2026, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $23,300 and a fixed interest fee of $3,378, which was recognized as a debt discount, for a total repayment amount of $26,678 (the “Third Stripe Capital Loan”). The Third Stripe Capital Loan was secured by substantially all of the assets of the Company. The Third Stripe Capital Loan is repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $2,964 every 60 days.

On March 11, 2026, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $229,100 and a fixed interest fee of $27,492, which was recognized as a debt discount, for a total repayment amount of $256,592 (the “Fourth Stripe Capital Loan”). The Fourth Stripe Capital Loan was secured by substantially all of the assets of the Company. The Fourth Stripe Capital Loan is repaid by withholding 22% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $28,510 every 60 days.

		As of
Loan	Date of Note	March 31, 2026	December 31, 2025

First stripe loan	October 7, 2025	-	-
Second stripe loan	December 11, 2025	-	140,219
Third stripe loan	February 6, 2026	26,678	-
Fourth stripe loan	March 11, 2026	251,783	-
Total principal balance		278,461	140,219
Unamortized debt discount		(25,725)	(12,282)
Total principal balance, net		252,736	127,937

The Company recognized amortization of debt discount of $17,427 during the period ended March 31, 2026.

OnDeck Term Loan

On October 17, 2025, the Company entered into a Term Loan Agreement with ODK Capital, LLC with a principal amount of $200,000 and an interest of 31.9% or fixed interest fee of $63,780, which was recognized as a debt discount, for a total repayment amount of $263,780 (the “OnDeck Term Loan”). The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments of $3,382. The OnDeck Term Loan is secured by a blanket lien on substantially all of the assets of the Company and is guaranteed by Travis Trawick, our Chief Executive Officer. If we repay the OnDeck Term Loan in whole prior to its maturity, the remaining interest expense shall be reduced by 25%.

The Company made payments in the amount of $43,967 and $33,821 on the OnDeck Term Loan during the periods ended March 31, 2026 and December 31, 2025. As of March 31, 2026 and December 31, 2025, the principal balance of OnDeck Term Loan was $186,013 and $229,979, respectively, of which $186,013 and $121,056 was in short-term liability, respectively. As of March 31, 2026 and December 31, 2025, the unamortized debt discount was $47,850 and $58,483, respectively.

The Company recognized amortization of debt discount of $10,633 during the period ended March 31, 2026.

Pristine Capital Partners Cash Advance

On February 11, 2026, the Company entered into a Cash Advance Agreement with Pristine Capital Partners for cash proceeds of $100,000 with a fixed fee of $51,900, which was recognized as a debt discount, for a total repayment amount of $151,900 (the “Pristine Cash Advance Agreement”). The term of the agreement is indefinite and shall continue until the Company pays the total repayment amount. The Pristine Cash Advance is scheduled to be repaid by making daily payments of $1,075.

The Company made payments in the amount of $33,325 on the agreement during the periods ended March 31, 2026. As of March 31, 2026, the balance of the cash advance was $118,575. As of March 31, 2026, the unamortized debt discount was $42,330 and the Company amortized debt discount of $9,570 during the three months ended March 31, 2026.

Forward Financing Agreement

On March 10, 2026, the Company entered into a Future Receipts Sale Agreement with Forward Financing, LLC for an amount of $97,000 and a fixed interest fee of $42,000, which was recognized as a debt discount, for a total repayment amount of $139,000 (the “Forward Financing Agreement”). The Forward Financing Agreement is scheduled to be repaid in 40 weekly payments of $3,475.

The Company made payments in the amount of $6,950 on the agreement during the periods ended March 31, 2026. As of March 31, 2026, the balance of the future receipts sale was $132,050. As of March 31, 2026, the unamortized debt discount was $29,467 and the Company amortized debt discount of $12,629 during the three months ended March 31, 2026.

NOTE 4 – NOTES PAYABLE

Stripe Capital Loans

On October 7, 2025, the Company entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $123,400 with a fixed interest fee of $12,957, which was recognized as a debt discount, for a total repayment amount of $136,357 (the “First Stripe Capital Loan”). The First Stripe Capital Loan was secured by substantially all of the assets of the Company. The Stripe Capital Loan was repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $15,151 every 60 days with the ability repay the outstanding balance of the Stripe Capital Loan in full or in part at any time without penalty.

The Company repaid the principal balance of First Stripe Capital Loan in the amount of $123,400 with accrued fees of $12,957 during the year ended December 31, 2025. There Company recognized amortization of debt discount of $12,957 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of First Stripe Capital Loan was $0 with an unamortized debt discount of $0.

On December 11, 2025, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program with a loan amount of $153,500 and a fixed interest fee of $14,736, which was recognized as a debt discount, for a total repayment amount of $168,236 (the “Second Stripe Capital Loan”). The First Stripe Capital Loan was secured by substantially all of the assets of the Company. The Stripe Capital Loan was repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $18,693 every 60 days with the ability repay the outstanding balance of the Stripe Capital Loan in full or in part at any time without penalty.

The Company made payments in the amount of $25,563 on the Second Stripe Capital Loan principal balance and $2,454 of accrued fees. during the year ended December 31, 2025. There Company recognized amortization of debt discount of $2,454 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of First Stripe Capital Loan was $127,937, of which $112,157 was in short-term liability. As of December 31, 2025, the unamortized debt discount was $12,282.

OnDeck Term Loan

On October 17, 2025, the Company entered into a Term Loan Agreement with ODK Capital, LLC with a principal amount of $200,000 and an interest of 31.9% or fixed interest fee of $63,780, which was recognized as a debt discount, for a total repayment amount of $263,780 (the “OnDeck Term Loan”). The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments of $3,382. The OnDeck Term Loan is secured by a blanket lien on substantially all of the assets of the Company and is guaranteed by Travis Trawick, our Chief Executive Officer. If we repay the OnDeck Term Loan in whole prior to its maturity, the remaining interest expense shall be reduced by 25%.

The Company made payments in the amount of $33,821 on the OnDeck Term Loan during the year ended December 31, 2025. As of December 31, 2025, the principal balance of OnDeck Term Loan was $229,979, of which $121,056 was in short-term liability. As of December 31, 2025, the unamortized debt discount was $58,483.